Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of Long-Term Investment Consisted of Equity Investments Accounted For Using The Equity Method

Long-term investments consisted of equity investments accounted for using the equity method as follow:

	As of December 31,
	2022	2021
	Restated
Equity investments accounted for using the equity method
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	$-	$-